SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Significant Risks and Uncertainties) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2018 CNY (¥) customer	Dec. 31, 2017 CNY (¥) customer	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Risks and Uncertainties
Cash and cash equivalents	$ 295,069		¥ 1,857,175	¥ 968,225	¥ 2,028,748
Revenue	$ 817,501	¥ 5,620,728	5,543,350	3,237,991
Impacts of ASC 606 Adoption
Significant Risks and Uncertainties
Revenue		(1,056,205)
Customer concentration risk
Significant Risks and Uncertainties
Insurance limit covering deposits at each bank					500
Cash and cash equivalents | Foreign currency risk | RMB
Significant Risks and Uncertainties
Cash and cash equivalents			1,546,094		¥ 1,888,674
Representing greater than 10% of total net revenue from single customer | Customer concentration risk
Significant Risks and Uncertainties
Revenue		¥ 0	¥ 0	¥ 0
Representing greater than 10% of accounts receivable | Customer concentration risk
Significant Risks and Uncertainties
Number of customers | customer	0	0	0